Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (3.7%)
	Reliance Inc.	1,377,429	398,366
	Eastman Chemical Co.	2,925,789	327,542
	Alcoa Corp.	6,466,748	249,487
	Steel Dynamics Inc.	1,835,100	231,369
	Royal Gold Inc.	1,645,786	230,904
*	RBC Bearings Inc.	731,743	219,069
	Mosaic Co.	7,975,811	213,592
	Mueller Industries Inc.	2,836,888	210,213
	FMC Corp.	3,124,549	206,033
	UFP Industries Inc.	1,448,496	190,057
	Carpenter Technology Corp.	1,187,797	189,549
	United States Steel Corp.	5,068,271	179,062
	Commercial Metals Co.	2,878,982	158,229
	Cabot Corp.	1,372,450	153,399
*	Cleveland-Cliffs Inc.	11,715,435	149,606
	Element Solutions Inc.	5,455,245	148,164
	Balchem Corp.	812,077	142,926
	Olin Corp.	2,942,257	141,170
	Albemarle Corp.	1,470,908	139,310
	Timken Co.	1,580,097	133,186
	Hexcel Corp.	2,045,993	126,504
	Avient Corp.	2,284,919	114,977
	Ashland Inc.	1,161,089	100,980
	Hecla Mining Co.	14,971,957	99,863
	Huntsman Corp.	4,112,465	99,522
	NewMarket Corp.	180,095	99,393
	Scotts Miracle-Gro Co.	1,066,501	92,466
	Sensient Technologies Corp.	1,060,254	85,054
	Chemours Co.	3,734,715	75,889
*,1	Arcadium Lithium plc	25,557,172	72,838
	Westlake Corp.	482,509	72,516
	Innospec Inc.	623,872	70,554
	Minerals Technologies Inc.	804,446	62,127
*	Coeur Mining Inc.	8,987,644	61,835
	Materion Corp.	518,759	58,028
	Quaker Chemical Corp.	335,885	56,593
*,1	MP Materials Corp.	2,902,103	51,222
	Tronox Holdings plc	2,969,088	43,438
	Stepan Co.	535,691	41,382
*	Ingevity Corp.	911,089	35,532
	Worthington Steel Inc.	821,113	27,926
	Kaiser Aluminum Corp.	383,121	27,784
	Mativ Holdings Inc.	1,293,769	21,981
*	Century Aluminum Co.	1,279,314	20,763
*	Ecovyst Inc.	2,627,714	18,000
	Koppers Holdings Inc.	488,685	17,852
	Compass Minerals International Inc.	518,070	6,227
			5,672,479
Consumer Discretionary (15.9%)
*	Deckers Outdoor Corp.	3,816,794	608,588
	Williams-Sonoma Inc.	3,162,637	489,956
*	DraftKings Inc. Class A	11,546,594	452,626
*	Liberty Media Corp.-Liberty Formula One Class C	5,285,322	409,242
	Toll Brothers Inc.	2,569,987	397,037
	RB Global Inc.	4,612,645	371,272
*	Floor & Decor Holdings Inc. Class A	2,548,408	316,436
	Wingstop Inc.	733,609	305,240
*	CarMax Inc.	3,907,128	302,334
	Interpublic Group of Cos. Inc.	9,403,607	297,436
	Texas Roadhouse Inc. Class A	1,669,447	294,824
	Dick's Sporting Goods Inc.	1,377,479	287,480
*	BJ's Wholesale Club Holdings Inc.	3,322,042	274,002

		Shares	Market Value ($000)
	Service Corp. International	3,438,029	271,364
	Tapestry Inc.	5,763,669	270,777
	LKQ Corp.	6,589,747	263,063
*	Carvana Co.	1,472,381	256,356
	Aramark	6,595,340	255,438
*	Duolingo Inc. Class A	890,283	251,078
	Hasbro Inc.	3,315,289	239,762
*,1	Rivian Automotive Inc. Class A	21,285,365	238,822
	Murphy USA Inc.	461,704	227,560
	Wynn Resorts Ltd.	2,361,888	226,458
*	Norwegian Cruise Line Holdings Ltd.	11,006,838	225,750
	Tempur Sealy International Inc.	4,129,583	225,475
	Churchill Downs Inc.	1,654,276	223,675
	H&R Block Inc.	3,494,728	222,090
*	Skechers USA Inc. Class A	3,318,378	222,066
*,1	GameStop Corp. Class A	9,602,411	220,183
	New York Times Co. Class A	3,887,224	216,402
*	Caesars Entertainment Inc.	5,144,322	214,724
*	TKO Group Holdings Inc. Class A	1,724,071	213,285
*	Cava Group Inc.	1,717,101	212,663
	Lithia Motors Inc. Class A	669,341	212,609
	BorgWarner Inc.	5,700,563	206,873
*	Crocs Inc.	1,412,314	204,517
*	Bright Horizons Family Solutions Inc.	1,452,980	203,606
*	Light & Wonder Inc.	2,221,106	201,521
	VF Corp.	9,741,302	194,339
	Meritage Homes Corp.	909,361	186,483
	Ralph Lauren Corp.	952,794	184,718
*,1	American Airlines Group Inc.	16,361,096	183,899
*	Abercrombie & Fitch Co. Class A	1,277,354	178,702
	U-Haul Holding Co. (XNYS)	2,436,327	175,416
	Bath & Body Works Inc.	5,484,747	175,073
*	Taylor Morrison Home Corp. Class A	2,479,538	174,212
*	Planet Fitness Inc. Class A	2,117,293	171,967
	Pool Corp.	454,896	171,405
	Gentex Corp.	5,763,099	171,106
*	SiteOne Landscape Supply Inc.	1,129,252	170,415
	Vail Resorts Inc.	941,841	164,153
	Hyatt Hotels Corp. Class A	1,068,816	162,674
*	Mattel Inc.	8,507,980	162,077
	Wyndham Hotels & Resorts Inc.	1,977,146	154,494
*	elf Beauty Inc.	1,411,520	153,898
	Lear Corp.	1,408,107	153,695
*	Etsy Inc.	2,728,817	151,531
*	AutoNation Inc.	844,288	151,060
*	Ollie's Bargain Outlet Holdings Inc.	1,532,079	148,918
	Whirlpool Corp.	1,374,104	147,029
*	Alaska Air Group Inc.	3,158,078	142,777
[1]	Paramount Global Class B	13,313,512	141,389
	PVH Corp.	1,398,466	141,007
	Thor Industries Inc.	1,264,846	138,994
	KB Home	1,600,210	137,122
*	Valvoline Inc.	3,225,891	135,004
	Gap Inc.	6,102,594	134,562
*,1	Wayfair Inc. Class A	2,324,787	130,607
	Sirius XM Holdings Inc.	5,500,119	130,078
*	Boot Barn Holdings Inc.	763,539	127,725
	Nexstar Media Group Inc. Class A	766,978	126,820
*	RH	369,338	123,518
*	Champion Homes Inc.	1,297,007	123,021
	Group 1 Automotive Inc.	318,768	122,101
*	Asbury Automotive Group Inc.	500,078	119,314
*	Capri Holdings Ltd.	2,800,535	118,855
*	Five Below Inc.	1,309,469	115,692
	Harley-Davidson Inc.	2,964,850	114,236
	Kontoor Brands Inc.	1,393,977	113,999
*	MGM Resorts International	2,851,583	111,468
	Polaris Inc.	1,325,331	110,321
	Signet Jewelers Ltd.	1,060,670	109,397
*	Lyft Inc. Class A	8,545,275	108,952

		Shares	Market Value ($000)
	Academy Sports & Outdoors Inc.	1,805,253	105,355
*	Grand Canyon Education Inc.	737,426	104,604
	Boyd Gaming Corp.	1,607,912	103,952
	Macy's Inc.	6,572,810	103,127
*	Tri Pointe Homes Inc.	2,225,420	100,834
	American Eagle Outfitters Inc.	4,424,563	99,066
[1]	Endeavor Group Holdings Inc. Class A	3,455,531	98,690
*	Shake Shack Inc. Class A	950,691	98,121
*	Madison Square Garden Sports Corp.	461,818	96,178
*	Frontdoor Inc.	1,915,247	91,913
	Six Flags Entertainment Corp.	2,258,701	91,048
*	Chewy Inc. Class A	3,005,982	88,045
*	Stride Inc.	1,028,893	87,775
*	YETI Holdings Inc.	2,118,320	86,915
*	Dutch Bros Inc. Class A	2,705,979	86,673
	Rush Enterprises Inc. Class A	1,608,875	84,997
[1]	Choice Hotels International Inc.	649,826	84,672
	Steven Madden Ltd.	1,726,297	84,571
*,1	Lucid Group Inc.	23,209,835	81,931
*	Brinker International Inc.	1,068,722	81,789
*	Coty Inc. Class A	8,685,686	81,559
	Penske Automotive Group Inc.	501,227	81,409
*	Sweetgreen Inc. Class A	2,291,824	81,245
*	SkyWest Inc.	953,298	81,049
*	Cinemark Holdings Inc.	2,754,869	76,696
	Travel + Leisure Co.	1,658,137	76,407
	Newell Brands Inc.	9,886,829	75,931
	Wendy's Co.	4,322,219	75,725
	Nordstrom Inc.	3,275,220	73,660
*	Dorman Products Inc.	650,135	73,543
	LCI Industries	605,074	72,936
*	Penn Entertainment Inc.	3,817,398	71,996
*	ACV Auctions Inc. Class A	3,426,046	69,652
	Red Rock Resorts Inc. Class A	1,267,611	69,009
*	Adtalem Global Education Inc.	895,567	67,597
*	Urban Outfitters Inc.	1,752,036	67,120
	Graham Holdings Co. Class B	81,645	67,089
	Columbia Sportswear Co.	805,468	67,007
*	Visteon Corp.	690,501	65,763
	TEGNA Inc.	4,137,418	65,288
*	Hilton Grand Vacations Inc.	1,777,116	64,545
*	Goodyear Tire & Rubber Co.	7,118,635	63,000
*	Hanesbrands Inc.	8,354,383	61,405
	Foot Locker Inc.	2,368,725	61,208
*	Liberty Media Corp.-Liberty Live Class C	1,188,009	60,980
	HNI Corp.	1,119,769	60,288
*	LGI Homes Inc.	499,420	59,191
	Advance Auto Parts Inc.	1,492,191	58,181
	Marriott Vacations Worldwide Corp.	788,948	57,972
	Inter Parfums Inc.	440,329	57,014
	PriceSmart Inc.	612,783	56,241
*	M/I Homes Inc.	325,480	55,774
	Carter's Inc.	858,250	55,769
	Kohl's Corp.	2,640,923	55,723
	Strategic Education Inc.	584,759	54,119
	Levi Strauss & Co. Class A	2,371,034	51,689
	Laureate Education Inc.	3,050,232	50,664
*	Victoria's Secret & Co.	1,962,832	50,445
*	Life Time Group Holdings Inc.	2,056,107	50,210
	John Wiley & Sons Inc. Class A	1,018,901	49,162
*,1	QuantumScape Corp. Class A	8,487,656	48,804
	PROG Holdings Inc.	1,004,759	48,721
*	JetBlue Airways Corp.	7,390,256	48,480
	Phinia Inc.	1,040,200	47,880
	Cheesecake Factory Inc.	1,147,752	46,541
*	OPENLANE Inc.	2,722,971	45,964
	La-Z-Boy Inc.	1,045,003	44,862
	Acushnet Holdings Corp.	695,022	44,308
	Papa John's International Inc.	817,869	44,059
	Leggett & Platt Inc.	3,184,000	43,366

		Shares	Market Value ($000)
*	Fox Factory Holding Corp.	1,044,921	43,364
	MillerKnoll Inc.	1,750,536	43,343
*	Liberty Media Corp.-Liberty Formula One Class A	595,491	42,595
*	Cavco Industries Inc.	98,273	42,084
*	Under Armour Inc. Class A	4,722,494	42,077
[1]	Dillard's Inc. Class A	107,460	41,231
*,1	AMC Entertainment Holdings Inc. Class A	9,058,424	41,216
*	Central Garden & Pet Co. Class A	1,281,899	40,252
*	Peloton Interactive Inc. Class A	8,522,470	39,885
	Upbound Group Inc.	1,233,806	39,469
*	Knowles Corp.	2,105,878	37,969
*	Topgolf Callaway Brands Corp.	3,455,823	37,945
*	Madison Square Garden Entertainment Corp. Class A	877,718	37,329
*	Sonos Inc.	3,033,470	37,281
*	United Parks & Resorts Inc.	726,393	36,755
*	TripAdvisor Inc.	2,523,660	36,568
*	Gentherm Inc.	785,488	36,564
*	Helen of Troy Ltd.	571,898	35,372
	Avis Budget Group Inc.	402,315	35,239
	Bloomin' Brands Inc.	2,130,018	35,209
*	Sally Beauty Holdings Inc.	2,573,122	34,917
	Dana Inc.	3,270,953	34,541
*	Sabre Corp.	9,185,167	33,710
	Buckle Inc.	763,784	33,584
	Wolverine World Wide Inc.	1,905,461	33,193
	Oxford Industries Inc.	373,328	32,390
	Worthington Enterprises Inc.	753,971	31,252
*	Sphere Entertainment Co.	678,417	29,972
*	G-III Apparel Group Ltd.	958,618	29,257
	Steelcase Inc. Class A	2,118,157	28,574
*,1	Global Business Travel Group I	3,559,166	27,370
*	Dave & Buster's Entertainment Inc.	793,364	27,014
*	Under Armour Inc. Class C	3,200,617	26,757
*	Cars.com Inc.	1,572,310	26,352
*	Integral Ad Science Holding Corp.	2,427,066	26,237
*	Vista Outdoor Inc.	658,928	25,817
*	Liberty Media Corp.-Liberty Live Class A	517,639	25,628
	Cracker Barrel Old Country Store Inc.	556,556	25,240
	Camping World Holdings Inc. Class A	1,018,192	24,661
*	ODP Corp.	799,744	23,792
*,1	Revolve Group Inc. Class A	953,359	23,624
	Krispy Kreme Inc.	2,125,760	22,831
*	Lions Gate Entertainment Corp. Class B	3,242,825	22,440
	Jack in the Box Inc.	479,440	22,313
*	Figs Inc. Class A	3,260,382	22,301
*	Dream Finders Homes Inc. Class A	605,443	21,923
*	Coursera Inc.	2,753,422	21,862
*	National Vision Holdings Inc.	1,971,233	21,506
	Allegiant Travel Co.	389,867	21,466
*,1	Vizio Holding Corp. Class A	1,889,949	21,111
	Monro Inc.	712,561	20,565
*	Driven Brands Holdings Inc.	1,439,605	20,543
	Sonic Automotive Inc. Class A	332,285	19,432
*	Rush Street Interactive Inc.	1,770,884	19,214
*,1	Portillo's Inc. Class A	1,394,151	18,779
*	Udemy Inc.	2,450,024	18,228
*	BJ's Restaurants Inc.	551,413	17,954
	Sturm Ruger & Co. Inc.	422,586	17,613
*	American Axle & Manufacturing Holdings Inc.	2,800,253	17,306
	Matthews International Corp. Class A	728,670	16,905
*,1	U-Haul Holding Co.	214,818	16,644
*	Mister Car Wash Inc.	2,420,309	15,756
	Arhaus Inc. Class A	1,273,163	15,673
	Scholastic Corp.	481,479	15,412
	Guess? Inc.	738,023	14,856
	Sinclair Inc.	907,427	13,884
	Caleres Inc.	418,335	13,826
	Interface Inc. Class A	694,287	13,171
*	Instructure Holdings Inc.	550,742	12,970
*,1	Lions Gate Entertainment Corp. Class A	1,572,098	12,310

		Shares	Market Value ($000)
*,1	Frontier Group Holdings Inc.	2,250,954	12,043
*	Clear Channel Outdoor Holdings Inc.	7,354,205	11,767
*,1	Hertz Global Holdings Inc.	2,678,504	8,839
*	Petco Health & Wellness Co. Inc. Class A	1,773,201	8,068
	Cricut Inc. Class A	1,140,450	7,903
*	Sun Country Airlines Holdings Inc.	661,920	7,420
*	Corsair Gaming Inc.	1,044,039	7,267
	Smith & Wesson Brands Inc.	536,899	6,969
[1]	Bowlero Corp. Class A	566,303	6,648
*	Leslie's Inc.	2,085,971	6,592
*,1	Savers Value Village Inc.	604,268	6,357
*	Central Garden & Pet Co.	171,839	6,267
	Rush Enterprises Inc. Class B	125,142	6,001
*	Beyond Inc.	573,892	5,785
	Dine Brands Global Inc.	182,182	5,690
[1]	Paramount Global Class A	205,318	4,488
*	Angi Inc. Class A	1,633,455	4,214
*,1	Luminar Technologies Inc. Class A	4,474,475	4,026
*	AMC Networks Inc. Class A	265,766	2,310
			24,057,392
Consumer Staples (3.4%)
*	US Foods Holding Corp.	6,122,477	376,532
	Casey's General Stores Inc.	929,023	349,043
	Bunge Global SA	3,546,193	342,704
	J M Smucker Co.	2,530,595	306,455
*	Performance Food Group Co.	3,901,053	305,726
*	Sprouts Farmers Market Inc.	2,506,617	276,756
	Molson Coors Beverage Co. Class B	4,339,398	249,602
	Lamb Weston Holdings Inc.	3,596,605	232,844
	Ingredion Inc.	1,629,370	223,924
*	BellRing Brands Inc.	3,235,753	196,475
	Coca-Cola Consolidated Inc.	126,203	166,134
*	Freshpet Inc.	1,213,787	166,010
*	Darling Ingredients Inc.	3,980,469	147,914
	Albertsons Cos. Inc. Class A	7,974,747	147,373
*	Post Holdings Inc.	1,170,452	135,480
*	Celsius Holdings Inc.	4,083,665	128,064
	Flowers Foods Inc.	4,744,083	109,446
	WD-40 Co.	339,035	87,430
	Lancaster Colony Corp.	482,198	85,142
*	Simply Good Foods Co.	2,254,793	78,399
	Walgreens Boots Alliance Inc.	8,638,064	77,397
	Cal-Maine Foods Inc.	996,006	74,541
	Spectrum Brands Holdings Inc.	665,906	63,354
*	Boston Beer Co. Inc. Class A	217,106	62,774
	Energizer Holdings Inc.	1,794,763	57,002
	J & J Snack Foods Corp.	291,280	50,135
	Vector Group Ltd.	3,343,287	49,882
*	TreeHouse Foods Inc.	1,167,322	49,004
	Edgewell Personal Care Co.	1,235,993	44,916
*	Pilgrim's Pride Corp.	891,655	41,061
	Reynolds Consumer Products Inc.	1,316,779	40,952
	Andersons Inc.	808,350	40,531
*	Grocery Outlet Holding Corp.	2,210,777	38,799
	Universal Corp.	588,050	31,231
	Utz Brands Inc.	1,655,102	29,295
	Fresh Del Monte Produce Inc.	961,365	28,399
	Weis Markets Inc.	404,591	27,888
	National Beverage Corp.	586,645	27,537
*	United Natural Foods Inc.	1,416,257	23,821
*	Hain Celestial Group Inc.	2,252,200	19,437
	Seaboard Corp.	6,091	19,107
*	Herbalife Ltd.	2,398,426	17,245
[1]	B&G Foods Inc.	1,885,237	16,741
	Tootsie Roll Industries Inc.	413,270	12,799
*	USANA Health Sciences Inc.	286,497	10,864
*	Duckhorn Portfolio Inc.	1,290,096	7,495
*	Olaplex Holdings Inc.	2,502,794	5,882
*,1	BRC Inc. Class A	1,328,096	4,542

		Shares	Market Value ($000)
	Nu Skin Enterprises Inc. Class A	591,517	4,360
			5,088,444
Energy (4.6%)
	Targa Resources Corp.	2,742,738	405,953
	EQT Corp.	7,435,145	272,424
	TechnipFMC plc	10,188,075	267,233
	Ovintiv Inc.	6,611,974	253,305
[1]	Chesapeake Energy Corp.	3,003,052	247,001
	APA Corp.	9,260,213	226,505
	Texas Pacific Land Corp.	244,484	216,305
	Permian Resources Corp.	15,813,101	215,216
*	Antero Resources Corp.	7,395,566	211,883
	Chord Energy Corp.	1,549,168	201,748
*	Southwestern Energy Co.	27,604,667	196,269
	DT Midstream Inc.	2,431,284	191,245
	HF Sinclair Corp.	4,060,319	180,968
	Range Resources Corp.	5,756,428	177,068
	NOV Inc.	9,856,355	157,406
	Weatherford International plc	1,831,242	155,509
	ChampionX Corp.	4,768,700	143,776
	Matador Resources Co.	2,811,943	138,966
*	NEXTracker Inc. Class A	3,410,719	127,834
	Antero Midstream Corp.	8,434,252	126,935
	Civitas Resources Inc.	2,462,102	124,755
	Murphy Oil Corp.	3,587,965	121,058
	Noble Corp. plc	3,340,239	120,716
*	CNX Resources Corp.	3,596,048	117,123
	Viper Energy Inc. Class A	2,539,216	114,544
	SM Energy Co.	2,863,876	114,469
	Magnolia Oil & Gas Corp. Class A	4,473,868	109,252
	California Resources Corp.	2,017,645	105,866
	Cactus Inc. Class A	1,663,407	99,256
*	Valaris Ltd.	1,547,360	86,265
*	Tidewater Inc.	1,182,139	84,866
	Northern Oil & Gas Inc.	2,381,148	84,316
*,1	Transocean Ltd.	19,712,976	83,780
	Warrior Met Coal Inc.	1,308,959	83,642
	Archrock Inc.	4,015,797	81,280
	Peabody Energy Corp.	2,992,467	79,420
	Patterson-UTI Energy Inc.	9,832,556	75,219
	PBF Energy Inc. Class A	2,344,614	72,566
	Liberty Energy Inc. Class A	3,722,072	71,054
	Helmerich & Payne Inc.	2,222,962	67,623
	Alpha Metallurgical Resources Inc.	276,713	65,354
*	Oceaneering International Inc.	2,537,680	63,112
	Arch Resources Inc.	429,581	59,351
*,1	Plug Power Inc.	22,050,603	49,834
	Kinetik Holdings Inc. Class A	973,366	44,055
	World Kinect Corp.	1,407,347	43,501
*	Expro Group Holdings NV	2,502,837	42,974
	Crescent Energy Co. Class A	3,689,137	40,396
	Sitio Royalties Corp. Class A	1,917,970	39,971
*,1	Fluence Energy Inc.	1,616,783	36,717
*	DNOW Inc.	2,669,536	34,517
[1]	Atlas Energy Solutions Inc. Class A	1,514,813	33,023
*	Ameresco Inc. Class A	819,290	31,084
	CONSOL Energy Inc.	276,310	28,916
	Delek US Holdings Inc.	1,536,964	28,818
*	MRC Global Inc.	2,030,428	25,868
*	Shoals Technologies Group Inc. Class A	4,272,062	23,966
*	Array Technologies Inc.	3,618,053	23,879
[1]	Core Laboratories Inc.	1,175,992	21,791
[1]	New Fortress Energy Inc.	2,313,279	21,028
[1]	Comstock Resources Inc.	1,831,613	20,386
[1]	CVR Energy Inc.	882,052	20,314
*	Helix Energy Solutions Group Inc.	1,810,495	20,096
*	ProPetro Holding Corp.	2,219,388	17,001
	RPC Inc.	2,425,328	15,425
*,1	ChargePoint Holdings Inc.	10,128,110	13,876

		Shares	Market Value ($000)
	Vitesse Energy Inc.	554,751	13,325
*	Innovex International Inc.	830,394	12,190
*,1	EVgo Inc. Class A	2,540,802	10,519
[1]	HighPeak Energy Inc.	478,996	6,648
*,1	ProFrac Holding Corp. Class A	408,172	2,771
*	OPAL Fuels Inc. Class A	249,494	911
			6,922,236
Financials (14.0%)
	First Citizens BancShares Inc. Class A	269,592	496,305
*	Robinhood Markets Inc. Class A	18,143,085	424,911
	Reinsurance Group of America Inc.	1,648,815	359,227
	RenaissanceRe Holdings Ltd.	1,305,667	355,664
	Erie Indemnity Co. Class A	635,946	343,296
	Equitable Holdings Inc.	8,006,321	336,506
	East West Bancorp Inc.	3,470,711	287,167
	Assurant Inc.	1,296,696	257,861
	Kinsale Capital Group Inc.	553,751	257,810
	American Financial Group Inc.	1,890,506	254,462
	Blue Owl Capital Inc. Class A	13,031,310	252,286
	Annaly Capital Management Inc.	12,543,683	251,752
	Carlyle Group Inc.	5,798,852	249,699
	Ally Financial Inc.	6,865,116	244,329
	Globe Life Inc.	2,248,005	238,086
	Evercore Inc. Class A	911,770	230,988
	MarketAxess Holdings Inc.	897,754	230,005
	Stifel Financial Corp.	2,438,484	228,974
	Western Alliance Bancorp	2,618,601	226,483
	Primerica Inc.	846,818	224,534
	Morningstar Inc.	697,131	222,468
	Jefferies Financial Group Inc.	3,601,675	221,683
	Unum Group	3,720,985	221,175
	Houlihan Lokey Inc. Class A	1,329,930	210,156
	First Horizon Corp.	13,417,294	208,371
	Old Republic International Corp.	5,824,629	206,308
[1]	AGNC Investment Corp.	19,593,133	204,944
	SEI Investments Co.	2,927,861	202,579
	Webster Financial Corp.	4,291,746	200,038
	Comerica Inc.	3,321,450	198,988
	Voya Financial Inc.	2,461,676	195,014
*	SoFi Technologies Inc.	24,014,656	188,755
	Invesco Ltd.	10,701,844	187,924
	SouthState Corp.	1,908,979	185,515
	Popular Inc.	1,811,437	181,633
	Wintrust Financial Corp.	1,665,147	180,718
	Pinnacle Financial Partners Inc.	1,836,920	179,963
	Zions Bancorp NA	3,698,227	174,630
	Commerce Bancshares Inc.	2,905,688	172,598
	Jackson Financial Inc. Class A	1,883,875	171,866
	RLI Corp.	1,087,565	168,551
	MGIC Investment Corp.	6,490,404	166,154
	Prosperity Bancshares Inc.	2,265,730	163,291
	Essent Group Ltd.	2,527,392	162,486
	Starwood Property Trust Inc.	7,945,151	161,922
	First American Financial Corp.	2,446,595	161,500
	Cullen/Frost Bankers Inc.	1,442,592	161,368
	Ryan Specialty Holdings Inc. Class A	2,409,934	159,995
	Synovus Financial Corp.	3,424,509	152,288
	Axis Capital Holdings Ltd.	1,896,471	150,978
	Old National Bancorp	7,987,226	149,042
	Rithm Capital Corp.	13,012,121	147,688
	Cadence Bank	4,573,380	145,662
	Selective Insurance Group Inc.	1,522,256	142,026
*	Mr Cooper Group Inc.	1,533,626	141,370
	OneMain Holdings Inc.	2,999,774	141,199
	Columbia Banking System Inc.	5,243,342	136,904
	Lazard Inc.	2,681,438	135,091
	Lincoln National Corp.	4,261,554	134,282
	Radian Group Inc.	3,765,700	130,632
	Glacier Bancorp Inc.	2,838,104	129,701

		Shares	Market Value ($000)
	FNB Corp.	9,002,925	127,031
	Affiliated Managers Group Inc.	709,124	126,082
	United Bankshares Inc.	3,384,206	125,554
	SLM Corp.	5,444,388	124,513
	Home BancShares Inc.	4,499,233	121,884
	Janus Henderson Group plc	3,190,083	121,446
	Moelis & Co. Class A	1,761,140	120,656
	Hanover Insurance Group Inc.	810,378	120,025
	Piper Sandler Cos.	420,890	119,453
	TPG Inc. Class A	2,048,587	117,917
	Bank OZK	2,697,622	115,971
*,1	MARA Holdings Inc.	7,002,854	113,586
	First Financial Bankshares Inc.	3,038,619	112,459
	Hamilton Lane Inc. Class A	659,533	111,059
	Hancock Whitney Corp.	2,161,264	110,592
	FirstCash Holdings Inc.	952,043	109,295
	UMB Financial Corp.	1,037,195	109,020
	White Mountains Insurance Group Ltd.	61,051	103,555
	Ameris Bancorp	1,642,289	102,462
*	Clearwater Analytics Holdings Inc. Class A	4,016,870	101,426
	Assured Guaranty Ltd.	1,251,540	99,522
	ServisFirst Bancshares Inc.	1,228,069	98,798
*	Oscar Health Inc. Class A	4,649,239	98,610
	Valley National Bancorp	10,831,587	98,134
	Kemper Corp.	1,531,613	93,811
*	Enstar Group Ltd.	285,914	91,947
	Walker & Dunlop Inc.	802,417	91,147
	CNO Financial Group Inc.	2,514,060	88,243
	First Bancorp	4,100,715	86,812
	United Community Banks Inc.	2,982,480	86,731
*	Axos Financial Inc.	1,352,541	85,048
	Atlantic Union Bankshares Corp.	2,245,846	84,601
[1]	New York Community Bancorp Inc.	7,458,143	83,755
	International Bancshares Corp.	1,400,634	83,744
*	Baldwin Insurance Group Inc. Class A	1,670,161	83,174
*	Texas Capital Bancshares Inc.	1,155,790	82,593
	Fulton Financial Corp.	4,551,688	82,522
	BGC Group Inc. Class A	8,965,664	82,305
	StepStone Group Inc. Class A	1,441,910	81,944
	Eastern Bankshares Inc.	4,855,951	79,589
	Franklin Resources Inc.	3,925,743	79,104
[1]	Blackstone Mortgage Trust Inc. Class A	4,125,077	78,418
	Associated Banc-Corp	3,586,678	77,257
	Community Financial System Inc.	1,314,359	76,325
*,1	Upstart Holdings Inc.	1,903,648	76,165
	Artisan Partners Asset Management Inc. Class A	1,748,881	75,762
	WSFS Financial Corp.	1,482,772	75,607
	First Hawaiian Inc.	3,199,336	74,065
*	Genworth Financial Inc. Class A	10,808,146	74,036
	Federated Hermes Inc. Class B	2,006,839	73,791
	Cathay General Bancorp	1,715,142	73,665
	PennyMac Financial Services Inc.	640,310	72,976
	PJT Partners Inc. Class A	535,716	71,432
	WaFd Inc.	2,031,627	70,802
*	Brighthouse Financial Inc.	1,519,291	68,414
	BankUnited Inc.	1,869,730	68,133
	Cohen & Steers Inc.	695,411	66,725
	Simmons First National Corp. Class A	2,982,677	64,247
	First Interstate BancSystem Inc. Class A	2,091,705	64,173
	Virtu Financial Inc. Class A	2,071,727	63,105
	Bank of Hawaii Corp.	993,579	62,367
[1]	Arbor Realty Trust Inc.	3,980,535	61,937
	Park National Corp.	363,507	61,062
	Pacific Premier Bancorp Inc.	2,411,050	60,662
	Independent Bank Corp.	1,009,166	59,672
	CVB Financial Corp.	3,318,010	59,127
	Bread Financial Holdings Inc.	1,242,098	59,099
	BOK Financial Corp.	561,219	58,715
	Provident Financial Services Inc.	3,099,144	57,520
	First Financial Bancorp	2,267,892	57,219

		Shares	Market Value ($000)
	Towne Bank	1,638,848	54,180
*	Credit Acceptance Corp.	121,095	53,696
	OFG Bancorp	1,163,870	52,281
	First Merchants Corp.	1,389,206	51,678
	Banner Corp.	861,229	51,295
	Independent Bank Group Inc.	883,028	50,915
*,1	Riot Platforms Inc.	6,847,876	50,811
	NBT Bancorp Inc.	1,123,391	49,688
	Renasant Corp.	1,513,452	49,187
*	Goosehead Insurance Inc. Class A	546,179	48,774
	BancFirst Corp.	455,294	47,920
	Trustmark Corp.	1,380,945	43,942
	Mercury General Corp.	694,051	43,711
	Northwest Bancshares Inc.	3,193,038	42,723
	WesBanco Inc.	1,419,108	42,261
	First Commonwealth Financial Corp.	2,437,809	41,808
	City Holding Co.	350,123	41,101
	National Bank Holdings Corp. Class A	950,552	40,018
	S&T Bancorp Inc.	911,098	38,239
	Hilltop Holdings Inc.	1,139,812	36,656
	Hope Bancorp Inc.	2,875,311	36,114
	Two Harbors Investment Corp.	2,597,705	36,056
	Horace Mann Educators Corp.	1,022,032	35,720
	Compass Diversified Holdings	1,612,093	35,676
	Virtus Investment Partners Inc.	168,657	35,325
	Safehold Inc.	1,343,087	35,229
	WisdomTree Inc.	3,426,126	34,227
*	SiriusPoint Ltd.	2,356,391	33,791
*,1	Trupanion Inc.	792,725	33,279
	Victory Capital Holdings Inc. Class A	598,590	33,162
	Ladder Capital Corp.	2,856,794	33,139
	Nelnet Inc. Class A	288,648	32,698
	MFA Financial Inc.	2,559,150	32,552
	Apollo Commercial Real Estate Finance Inc.	3,468,133	31,872
	Chimera Investment Corp.	2,009,481	31,810
	Westamerica Bancorp	635,528	31,408
	PennyMac Mortgage Investment Trust	2,177,574	31,052
*	LendingClub Corp.	2,662,873	30,437
	Navient Corp.	1,919,956	29,932
	Employers Holdings Inc.	622,658	29,869
*	Palomar Holdings Inc.	311,797	29,518
	Berkshire Hills Bancorp Inc.	1,077,556	29,019
	Safety Insurance Group Inc.	353,362	28,898
	Enact Holdings Inc.	780,767	28,365
	Cannae Holdings Inc.	1,415,350	26,977
	Franklin BSP Realty Trust Inc.	2,051,372	26,791
*	Encore Capital Group Inc.	564,184	26,669
	Heartland Financial USA Inc.	456,847	25,903
	Redwood Trust Inc.	3,314,531	25,621
[1]	ARMOUR Residential REIT Inc.	1,222,423	24,937
	Claros Mortgage Trust Inc.	2,960,772	22,176
*	Triumph Financial Inc.	278,195	22,128
*,1	Lemonade Inc.	1,335,395	22,021
	Brookline Bancorp Inc.	2,117,495	21,366
	F&G Annuities & Life Inc.	474,165	21,205
*	PRA Group Inc.	938,710	20,990
	Live Oak Bancshares Inc.	423,347	20,054
	UWM Holdings Corp. Class A	2,277,049	19,400
*	ProAssurance Corp.	1,282,396	19,287
	BrightSpire Capital Inc. Class A	3,274,505	18,337
	KKR Real Estate Finance Trust Inc.	1,477,365	18,245
	TFS Financial Corp.	1,407,469	18,100
	Tompkins Financial Corp.	288,719	16,685
	Capitol Federal Financial Inc.	2,828,320	16,517
*	Open Lending Corp.	2,541,043	15,551
	P10 Inc. Class A	1,150,057	12,317
	GCM Grosvenor Inc. Class A	1,061,827	12,020
*	Columbia Financial Inc.	656,394	11,205
*	World Acceptance Corp.	73,378	8,657
	Eagle Bancorp Inc.	359,309	8,113

		Shares	Market Value ($000)
*	Hagerty Inc. Class A	788,035	8,014
	TPG RE Finance Trust Inc.	811,512	6,922
*	Ambac Financial Group Inc.	564,961	6,333
*	loanDepot Inc. Class A	1,650,019	4,505
	Associated Capital Group Inc. Class A	28,195	999
			21,164,476
Health Care (10.9%)
*	United Therapeutics Corp.	1,113,834	399,142
*	Tenet Healthcare Corp.	2,398,801	398,681
*	Natera Inc.	2,941,472	373,420
*	Vaxcyte Inc.	2,896,602	330,995
	Universal Health Services Inc. Class B	1,414,076	323,838
	Bio-Techne Corp.	3,970,269	317,344
*	Exact Sciences Corp.	4,625,146	315,065
*	Insmed Inc.	4,301,922	314,040
	Teleflex Inc.	1,179,590	291,736
*	Neurocrine Biosciences Inc.	2,527,816	291,255
*	Sarepta Therapeutics Inc.	2,267,946	283,244
*	Catalent Inc.	4,304,512	260,724
*	Charles River Laboratories International Inc.	1,292,604	254,604
	Encompass Health Corp.	2,518,911	243,428
*	Solventum Corp.	3,458,649	241,137
*	Henry Schein Inc.	3,171,637	231,212
	Chemed Corp.	376,725	226,400
*	Medpace Holdings Inc.	620,889	207,253
	Ensign Group Inc.	1,429,593	205,604
*	Insulet Corp.	877,582	204,257
*	Globus Medical Inc. Class A	2,827,070	202,249
*	Repligen Corp.	1,331,846	198,205
*	Lantheus Holdings Inc.	1,738,035	190,749
*	Intra-Cellular Therapies Inc.	2,512,663	183,852
	Bruker Corp.	2,652,926	183,211
*	Elanco Animal Health Inc.	12,372,970	181,759
*	Halozyme Therapeutics Inc.	3,171,433	181,533
*	Penumbra Inc.	923,669	179,478
*	HealthEquity Inc.	2,177,787	178,252
*	Exelixis Inc.	6,784,326	176,053
*	DaVita Inc.	1,050,078	172,139
*	REVOLUTION Medicines Inc.	3,763,003	170,652
*	Glaukos Corp.	1,303,792	169,858
*	Viking Therapeutics Inc.	2,634,893	166,815
*	Jazz Pharmaceuticals plc	1,468,410	163,596
*	Bio-Rad Laboratories Inc. Class A	484,981	162,265
*	Masimo Corp.	1,204,625	160,613
*	Inspire Medical Systems Inc.	746,475	157,544
*	Cytokinetics Inc.	2,945,234	155,508
*	Blueprint Medicines Corp.	1,585,695	146,677
*	Ionis Pharmaceuticals Inc.	3,552,597	142,317
*	Acadia Healthcare Co. Inc.	2,207,931	140,005
	DENTSPLY SIRONA Inc.	5,073,661	137,293
*	Merit Medical Systems Inc.	1,384,368	136,817
*	Incyte Corp.	2,049,362	135,463
*	Option Care Health Inc.	4,280,058	133,966
*	Roivant Sciences Ltd.	11,109,660	128,205
*	TransMedics Group Inc.	793,318	124,551
	Organon & Co.	6,444,811	123,289
*	Ultragenyx Pharmaceutical Inc.	2,191,348	121,729
*	Krystal Biotech Inc.	647,252	117,819
*	Doximity Inc. Class A	2,662,382	116,000
*	RadNet Inc.	1,666,023	115,605
*	Alkermes plc	4,122,063	115,377
*	Integer Holdings Corp.	839,312	109,111
*	Nuvalent Inc. Class A	1,047,119	107,120
*	ICU Medical Inc.	580,749	105,824
*	Haemonetics Corp.	1,280,925	102,961
*	Corcept Therapeutics Inc.	2,222,776	102,870
*	PROCEPT BioRobotics Corp.	1,234,851	98,936
*	Madrigal Pharmaceuticals Inc.	461,939	98,033
*	Biohaven Ltd.	1,892,939	94,590

		Shares	Market Value ($000)
*	Axsome Therapeutics Inc.	1,020,976	91,755
	Select Medical Holdings Corp.	2,602,992	90,766
*	Bridgebio Pharma Inc.	3,529,086	89,851
	Perrigo Co. plc	3,413,325	89,532
*	Prestige Consumer Healthcare Inc.	1,240,112	89,412
*	Axonics Inc.	1,279,294	89,039
*	Envista Holdings Corp.	4,301,034	84,988
*	Neogen Corp.	4,879,866	82,031
*	TG Therapeutics Inc.	3,486,597	81,552
*	Amicus Therapeutics Inc.	7,420,935	79,256
*	Amedisys Inc.	819,221	79,063
*	Denali Therapeutics Inc.	2,686,518	78,258
*	Evolent Health Inc. Class A	2,764,227	78,172
*	CorVel Corp.	235,732	77,058
*	Hims & Hers Health Inc.	4,176,952	76,939
*	Apellis Pharmaceuticals Inc.	2,589,553	74,683
*	PTC Therapeutics Inc.	1,924,351	71,393
*	Tandem Diabetes Care Inc.	1,637,690	69,454
*	Guardant Health Inc.	2,923,140	67,057
*	Veracyte Inc.	1,921,042	65,392
*	Sotera Health Co.	3,895,802	65,060
*	Iovance Biotherapeutics Inc.	6,831,449	64,147
*	Avidity Biosciences Inc.	1,390,995	63,888
*	Agios Pharmaceuticals Inc.	1,423,076	63,227
*	Twist Bioscience Corp.	1,392,017	62,891
*	Surgery Partners Inc.	1,907,400	61,495
*	QuidelOrtho Corp.	1,344,947	61,330
*	Astrana Health Inc.	1,054,225	61,082
*	Enovis Corp.	1,397,492	60,162
*,1	Summit Therapeutics Inc.	2,717,802	59,520
*	Myriad Genetics Inc.	2,157,138	59,084
*	iRhythm Technologies Inc.	780,925	57,976
*	Arrowhead Pharmaceuticals Inc.	2,952,870	57,197
*	Kymera Therapeutics Inc.	1,207,833	57,167
*	10X Genomics Inc. Class A	2,527,967	57,082
*	Azenta Inc.	1,161,860	56,281
	CONMED Corp.	770,800	55,436
*	SpringWorks Therapeutics Inc.	1,671,039	53,540
*	R1 RCM Inc.	3,703,522	52,479
*	Inari Medical Inc.	1,241,527	51,201
*	CG oncology Inc.	1,345,160	50,753
*	Omnicell Inc.	1,152,979	50,270
	Premier Inc. Class A	2,511,544	50,231
*	Intellia Therapeutics Inc.	2,411,725	49,561
*	Privia Health Group Inc.	2,689,183	48,970
*	Crinetics Pharmaceuticals Inc.	952,975	48,697
*,1	Novavax Inc.	3,812,558	48,153
*	ACADIA Pharmaceuticals Inc.	3,118,606	47,964
*	NeoGenomics Inc.	3,212,696	47,387
*	Immunovant Inc.	1,651,105	47,073
*	STAAR Surgical Co.	1,233,052	45,808
*	Beam Therapeutics Inc.	1,859,385	45,555
*	Fortrea Holdings Inc.	2,246,107	44,922
*	Ligand Pharmaceuticals Inc.	435,061	43,545
	Patterson Cos. Inc.	1,988,672	43,433
*	Novocure Ltd.	2,712,812	42,401
	National HealthCare Corp.	327,479	41,187
*	Supernus Pharmaceuticals Inc.	1,312,327	40,918
*,1	Recursion Pharmaceuticals Inc. Class A	6,205,856	40,897
*	Teladoc Health Inc.	4,292,050	39,401
*	PACS Group Inc.	978,575	39,114
*	Dyne Therapeutics Inc.	1,069,628	38,421
*	Arvinas Inc.	1,548,768	38,146
*	Certara Inc.	3,024,919	35,422
*	Warby Parker Inc. Class A	2,144,807	35,025
*	Xencor Inc.	1,716,356	34,516
*	AtriCure Inc.	1,159,702	32,518
*	Progyny Inc.	1,923,596	32,239
*	Brookdale Senior Living Inc.	4,696,382	31,888
*	Harmony Biosciences Holdings Inc.	783,597	31,344

		Shares	Market Value ($000)
*	agilon health Inc.	7,736,228	30,403
*	Integra LifeSciences Holdings Corp.	1,653,071	30,036
*,1	Waystar Holding Corp.	1,044,502	29,131
*	Amneal Pharmaceuticals Inc.	3,491,925	29,053
*	Owens & Minor Inc.	1,836,028	28,807
*	Alignment Healthcare Inc.	2,397,766	28,342
*	Avanos Medical Inc.	1,151,856	27,679
*	Relay Therapeutics Inc.	3,868,904	27,392
*	AdaptHealth Corp. Class A	2,359,596	26,498
*	Innoviva Inc.	1,333,138	25,743
*	Maravai LifeSciences Holdings Inc. Class A	3,016,196	25,065
*	Pediatrix Medical Group Inc.	2,154,247	24,968
*	Kiniksa Pharmaceuticals International plc Class A	917,123	22,919
*	Healthcare Services Group Inc.	1,839,607	20,548
*	Vir Biotechnology Inc.	2,740,144	20,524
	Embecta Corp.	1,446,477	20,395
*	BioCryst Pharmaceuticals Inc.	2,593,084	19,707
*	CareDx Inc.	627,515	19,594
*	BrightSpring Health Services Inc.	1,289,450	18,929
	HealthStream Inc.	609,915	17,590
*	LifeStance Health Group Inc.	2,397,882	16,785
*	Pacira BioSciences Inc.	1,098,474	16,532
*,1	ImmunityBio Inc.	4,365,164	16,238
*	Rocket Pharmaceuticals Inc.	855,149	15,795
*	Phreesia Inc.	682,975	15,565
*	Cytek Biosciences Inc.	2,637,310	14,611
*,1	Concentra Group Holdings Parent Inc.	634,697	14,192
*	Ironwood Pharmaceuticals Inc. Class A	3,403,642	14,023
*	Sana Biotechnology Inc.	3,346,026	13,919
*	GoodRx Holdings Inc. Class A	1,977,085	13,721
*	Day One Biopharmaceuticals Inc.	924,134	12,873
*,1	OPKO Health Inc.	6,992,619	10,419
*	Arcus Biosciences Inc.	630,221	9,636
*	Adaptive Biotechnologies Corp.	1,755,907	8,990
*	AnaptysBio Inc.	264,833	8,872
*	Varex Imaging Corp.	512,640	6,111
*	REGENXBIO Inc.	557,494	5,848
*	Sage Therapeutics Inc.	688,604	4,972
*,1	Ginkgo Bioworks Holdings Inc. Class A	486,183	3,962
*	Innovage Holding Corp.	514,662	3,088
*,1	Prime Medicine Inc.	752,103	2,911
*	Zentalis Pharmaceuticals Inc.	668,338	2,459
*,1	Tempus AI Inc. Class A	26,471	1,498
*,1	Ardent Health Partners Inc.	31,369	577
*,2	OmniAb Inc. 12.5 Earnout	156,690	—
*,2	OmniAb Inc. 15 Earnout	156,690	—
			16,580,843
Industrials (22.3%)
*	Axon Enterprise Inc.	1,797,324	718,211
	Smurfit WestRock plc	13,000,966	642,508
*	Builders FirstSource Inc.	2,915,232	565,147
	Booz Allen Hamilton Holding Corp.	3,234,292	526,413
	Carlisle Cos. Inc.	1,157,769	520,707
	EMCOR Group Inc.	1,168,073	502,890
	Lennox International Inc.	802,909	485,190
	Watsco Inc.	870,939	428,397
	IDEX Corp.	1,895,476	406,580
	Pentair plc	4,143,161	405,160
	RPM International Inc.	3,224,007	390,105
	Owens Corning	2,176,740	384,238
	Graco Inc.	4,229,950	370,163
	Comfort Systems USA Inc.	893,081	348,614
	AECOM	3,356,426	346,618
	FTAI Aviation Ltd.	2,558,699	340,051
	Nordson Corp.	1,288,434	338,381
	Jack Henry & Associates Inc.	1,825,400	322,256
	Allegion plc	2,181,528	317,936
	Tetra Tech Inc.	6,700,263	315,984
	Curtiss-Wright Corp.	958,893	315,179

		Shares	Market Value ($000)
	CH Robinson Worldwide Inc.	2,789,171	307,841
*	TopBuild Corp.	755,152	307,203
	ITT Inc.	2,045,434	305,813
	Advanced Drainage Systems Inc.	1,940,712	305,002
*	XPO Inc.	2,768,025	297,590
	nVent Electric plc	4,160,554	292,321
*	Saia Inc.	665,605	291,042
	Crown Holdings Inc.	3,020,064	289,564
	Hubbell Inc. Class B	671,861	287,792
	Fortune Brands Innovations Inc.	3,106,816	278,153
	Regal Rexnord Corp.	1,665,497	276,273
	Lincoln Electric Holdings Inc.	1,418,764	272,431
	A O Smith Corp.	3,003,246	269,782
	AptarGroup Inc.	1,662,313	266,286
	Huntington Ingalls Industries Inc.	981,866	259,586
	Woodward Inc.	1,493,373	256,128
	BWX Technologies Inc.	2,288,574	248,768
	Eagle Materials Inc.	841,638	242,097
*	Generac Holdings Inc.	1,505,735	239,231
*	Affirm Holdings Inc. Class A	5,690,464	232,285
	Toro Co.	2,600,216	225,517
	Graphic Packaging Holding Co.	7,513,013	222,310
	Donaldson Co. Inc.	3,014,701	222,183
*	Mohawk Industries Inc.	1,342,930	215,782
*	WEX Inc.	1,028,496	215,706
*	Core & Main Inc. Class A	4,829,203	214,417
	Applied Industrial Technologies Inc.	960,364	214,286
	Acuity Brands Inc.	770,099	212,078
	Allison Transmission Holdings Inc.	2,181,854	209,611
*	ATI Inc.	3,115,756	208,475
	Knight-Swift Transportation Holdings Inc. Class A	3,849,054	207,656
	WESCO International Inc.	1,230,605	206,717
*	Fluor Corp.	4,288,016	204,581
*	FTI Consulting Inc.	898,759	204,522
*	API Group Corp.	6,189,170	204,366
	Simpson Manufacturing Co. Inc.	1,055,379	201,862
*	Axalta Coating Systems Ltd.	5,490,063	198,685
*	MasTec Inc.	1,586,424	195,289
	Crane Co.	1,217,169	192,653
*	Middleby Corp.	1,345,979	187,266
	Berry Global Group Inc.	2,725,514	185,280
	MKS Instruments Inc.	1,684,493	183,121
*	Trex Co. Inc.	2,720,820	181,152
*	Kirby Corp.	1,449,706	177,487
*	SPX Technologies Inc.	1,100,896	175,549
	AAON Inc.	1,622,273	174,946
	Genpact Ltd.	4,460,714	174,905
	Cognex Corp.	4,293,016	173,867
*	Paylocity Holding Corp.	1,043,129	172,085
	Louisiana-Pacific Corp.	1,583,489	170,162
	Flowserve Corp.	3,288,857	170,001
*	AZEK Co. Inc. Class A	3,621,933	169,506
*	WillScot Holdings Corp.	4,482,363	168,537
	Landstar System Inc.	887,616	167,644
	Robert Half Inc.	2,474,641	166,816
	MSA Safety Inc.	935,851	165,964
*	Modine Manufacturing Co.	1,246,389	165,508
	Littelfuse Inc.	620,418	164,566
	Oshkosh Corp.	1,629,431	163,285
	Badger Meter Inc.	736,276	160,810
*	GXO Logistics Inc.	2,989,779	155,678
	AGCO Corp.	1,588,110	155,412
	Esab Corp.	1,437,211	152,790
	CSW Industrials Inc.	416,301	152,529
	Ryder System Inc.	1,029,432	150,091
	Installed Building Products Inc.	600,717	147,939
*	ExlService Holdings Inc.	3,838,604	146,443
	Exponent Inc.	1,269,864	146,390
	Valmont Industries Inc.	504,812	146,370
	Moog Inc. Class A	719,966	145,448

		Shares	Market Value ($000)
*,1	Shift4 Payments Inc. Class A	1,631,949	144,591
	Armstrong World Industries Inc.	1,094,280	143,821
	Federal Signal Corp.	1,530,536	143,044
	Watts Water Technologies Inc. Class A	685,829	142,097
*	AeroVironment Inc.	704,210	141,194
	Maximus Inc.	1,506,745	140,368
	Brunswick Corp.	1,657,500	138,932
*	Aurora Innovation Inc. Class A	23,391,533	138,478
	Boise Cascade Co.	974,087	137,327
*	Dycom Industries Inc.	692,114	136,416
	Sensata Technologies Holding plc	3,777,946	135,477
	Sonoco Products Co.	2,459,649	134,371
*	Beacon Roofing Supply Inc.	1,548,801	133,863
*	BILL Holdings Inc.	2,536,788	133,841
*	ACI Worldwide Inc.	2,620,290	133,373
*	Chart Industries Inc.	1,071,477	133,013
	MDU Resources Group Inc.	4,848,902	132,908
	Vontier Corp.	3,848,227	129,839
*	Knife River Corp.	1,416,984	126,664
	Zurn Elkay Water Solutions Corp.	3,423,059	123,025
	Brink's Co.	1,049,619	121,378
*	Itron Inc.	1,125,616	120,227
*	Summit Materials Inc. Class A	3,076,464	120,074
	Matson Inc.	840,602	119,887
	Belden Inc.	1,021,310	119,626
	GATX Corp.	891,102	118,026
	Arcosa Inc.	1,220,910	115,693
	Air Lease Corp. Class A	2,509,372	113,649
	Herc Holdings Inc.	710,625	113,295
*	Verra Mobility Corp. Class A	3,915,398	108,887
	HB Fuller Co.	1,364,617	108,323
*	Euronet Worldwide Inc.	1,067,932	105,971
	Sealed Air Corp.	2,916,621	105,873
	Silgan Holdings Inc.	2,004,652	105,244
*	Gates Industrial Corp. plc	5,893,773	103,436
	EnerSys	1,006,947	102,759
	Franklin Electric Co. Inc.	971,610	101,844
	Western Union Co.	8,455,322	100,872
*	ASGN Inc.	1,065,282	99,316
	Korn Ferry	1,305,268	98,208
	MSC Industrial Direct Co. Inc. Class A	1,123,705	96,706
*	RXO Inc.	3,425,188	95,905
*	Spirit AeroSystems Holdings Inc. Class A	2,918,862	94,892
*,1	Rocket Lab USA Inc.	9,320,105	90,685
*	GMS Inc.	983,047	89,035
	ManpowerGroup Inc.	1,187,061	87,273
	Granite Construction Inc.	1,093,272	86,675
	Enpro Inc.	524,766	85,107
	Mueller Water Products Inc. Class A	3,898,548	84,598
	Terex Corp.	1,590,349	84,145
*	Kratos Defense & Security Solutions Inc.	3,589,250	83,630
	ESCO Technologies Inc.	644,356	83,109
	ABM Industries Inc.	1,570,478	82,858
	Otter Tail Corp.	1,046,624	81,804
*	CBIZ Inc.	1,192,344	80,233
	Brady Corp. Class A	1,044,500	80,040
	John Bean Technologies Corp.	796,638	78,477
	Atmus Filtration Technologies Inc.	2,085,671	78,275
	Griffon Corp.	1,109,240	77,647
	Atkore Inc.	897,308	76,038
	UniFirst Corp.	375,786	74,650
	Insperity Inc.	845,195	74,377
*	Alight Inc. Class A	10,044,042	74,326
	Primoris Services Corp.	1,275,614	74,088
	UL Solutions Inc. Class A	1,472,912	72,615
	TriNet Group Inc.	745,568	72,298
	Trinity Industries Inc.	2,062,414	71,854
*	Resideo Technologies Inc.	3,479,280	70,073
	ADT Inc.	9,648,142	69,756
	Albany International Corp. Class A	780,410	69,339

		Shares	Market Value ($000)
	Crane NXT Co.	1,214,788	68,150
	Hub Group Inc. Class A	1,463,604	66,521
	McGrath RentCorp	614,189	64,662
	ArcBest Corp.	591,369	64,134
*	OSI Systems Inc.	404,976	61,487
	AZZ Inc.	708,258	58,509
*	Hayward Holdings Inc.	3,764,924	57,754
	Enerpac Tool Group Corp. Class A	1,357,686	56,873
	Werner Enterprises Inc.	1,467,927	56,647
*	Mirion Technologies Inc. Class A	5,072,046	56,148
*	Leonardo DRS Inc.	1,977,800	55,814
*	AAR Corp.	851,430	55,649
*	Marqeta Inc. Class A	11,205,196	55,130
	EVERTEC Inc.	1,599,342	54,202
	Standex International Corp.	296,350	54,167
*	Hillman Solutions Corp.	4,904,664	51,793
*	NCR Atleos Corp.	1,807,739	51,575
*,1	Bloom Energy Corp. Class A	4,850,594	51,222
*	O-I Glass Inc.	3,883,344	50,949
	Kennametal Inc.	1,952,899	50,639
*	Payoneer Global Inc.	6,682,061	50,316
	Kadant Inc.	146,758	49,604
*,1	Joby Aviation Inc.	9,844,433	49,517
*	Amentum Holdings Inc.	1,524,310	49,159
*	Remitly Global Inc.	3,657,888	48,979
	Vestis Corp.	3,286,224	48,965
	Hillenbrand Inc.	1,754,950	48,788
*	Huron Consulting Group Inc.	444,623	48,331
*	Flywire Corp.	2,938,484	48,162
*	Mercury Systems Inc.	1,265,824	46,835
	Barnes Group Inc.	1,141,577	46,131
	Tennant Co.	473,917	45,515
*	AMN Healthcare Services Inc.	952,642	40,382
	Helios Technologies Inc.	832,763	39,723
	Greif Inc. Class A	629,286	39,431
	Apogee Enterprises Inc.	549,850	38,498
	H&E Equipment Services Inc.	778,445	37,895
	Greenbrier Cos. Inc.	741,403	37,730
*	AvidXchange Holdings Inc.	4,428,747	35,917
*	Janus International Group Inc.	3,460,841	34,989
	REV Group Inc.	1,236,371	34,693
	Lindsay Corp.	272,893	34,013
*,1	PureCycle Technologies Inc.	3,514,993	33,392
*	CoreCivic Inc.	2,626,090	33,220
*,1	Enovix Corp.	3,535,263	33,019
	Quanex Building Products Corp.	1,184,542	32,871
*	Upwork Inc.	3,143,690	32,852
*	JELD-WEN Holding Inc.	2,013,412	31,832
*	Cimpress plc	377,018	30,885
	International Seaways Inc.	591,757	30,511
	Pitney Bowes Inc.	4,274,989	30,481
	Kforce Inc.	461,528	28,361
*	Gibraltar Industries Inc.	382,050	26,717
	Schneider National Inc. Class B	924,389	26,382
*	Air Transport Services Group Inc.	1,566,104	25,355
*	First Advantage Corp.	1,275,854	25,326
*	Thermon Group Holdings Inc.	847,394	25,286
*,1	Loar Holdings Inc.	337,111	25,145
	TriMas Corp.	968,043	24,714
*	Vicor Corp.	585,510	24,650
*	BrightView Holdings Inc.	1,422,916	22,397
	Deluxe Corp.	1,108,347	21,602
	Gorman-Rupp Co.	526,035	20,489
	Wabash National Corp.	1,047,873	20,109
*	Legalzoom.com Inc.	3,081,551	19,568
*	Proto Labs Inc.	630,439	18,516
	Astec Industries Inc.	571,599	18,257
*	American Woodmark Corp.	194,253	18,153
	Kelly Services Inc. Class A	768,501	16,454
	Hyster-Yale Inc.	246,413	15,714

		Shares	Market Value ($000)
*	ZipRecruiter Inc. Class A	1,538,380	14,615
*	Sterling Check Corp.	859,865	14,377
	Heartland Express Inc.	1,082,322	13,291
*	Triumph Group Inc.	969,260	12,494
[1]	Forward Air Corp.	295,094	10,446
	Pactiv Evergreen Inc.	898,785	10,345
*	Paymentus Holdings Inc. Class A	446,508	8,939
*	Conduent Inc.	1,933,815	7,793
*,1	Symbotic Inc. Class A	310,705	7,578
*,1	Centuri Holdings Inc.	453,119	7,318
	Kronos Worldwide Inc.	576,788	7,181
*	TaskUS Inc. Class A	421,556	5,446
	Greif Inc. Class B	39,965	2,791
*,2	GCI Liberty Inc.	12,245	—
			33,886,367
Real Estate (7.5%)
	Kimco Realty Corp.	16,876,237	391,866
	Gaming & Leisure Properties Inc.	6,525,987	335,762
	Camden Property Trust	2,669,609	329,777
	Regency Centers Corp.	4,543,558	328,181
*	Jones Lang LaSalle Inc.	1,188,120	320,567
	Host Hotels & Resorts Inc.	17,585,184	309,499
	CubeSmart	5,637,254	303,453
	Equity LifeStyle Properties Inc.	4,201,939	299,766
	American Homes 4 Rent Class A	7,785,892	298,900
	Lamar Advertising Co. Class A	2,200,248	293,953
	BXP Inc.	3,558,006	286,277
	Omega Healthcare Investors Inc.	6,454,588	262,702
	Rexford Industrial Realty Inc.	5,105,596	256,863
	Federal Realty Investment Trust	2,094,809	240,840
	EastGroup Properties Inc.	1,219,821	227,887
	NNN REIT Inc.	4,597,862	222,950
	Brixmor Property Group Inc.	7,544,075	210,178
	Americold Realty Trust Inc.	7,111,890	201,053
	Healthpeak Properties Inc.	8,753,739	200,198
*	Zillow Group Inc. Class C	3,030,381	193,490
	Agree Realty Corp.	2,519,129	189,766
	UDR Inc.	4,129,291	187,222
	First Industrial Realty Trust Inc.	3,312,889	185,456
	Vornado Realty Trust	4,529,897	178,478
	STAG Industrial Inc.	4,558,269	178,183
	Healthcare Realty Trust Inc. Class A	9,086,214	164,915
	Terreno Realty Corp.	2,425,311	162,084
	Ryman Hospitality Properties Inc.	1,424,433	152,756
	Essential Properties Realty Trust Inc.	4,388,666	149,873
	Kite Realty Group Trust	5,498,219	146,033
	Rayonier Inc.	3,728,562	119,985
	CareTrust REIT Inc.	3,860,162	119,125
	Phillips Edison & Co. Inc.	3,065,164	115,587
	Independence Realty Trust Inc.	5,634,684	115,511
	Kilroy Realty Corp.	2,937,475	113,680
[1]	SL Green Realty Corp.	1,622,099	112,914
	Cousins Properties Inc.	3,807,148	112,235
	Sabra Health Care REIT Inc.	5,862,495	109,101
*	Zillow Group Inc. Class A	1,730,829	107,190
	HA Sustainable Infrastructure Capital Inc.	2,922,257	100,730
	Macerich Co.	5,404,643	98,581
	Innovative Industrial Properties Inc.	709,063	95,440
	EPR Properties	1,894,938	92,928
	National Health Investors Inc.	1,098,600	92,348
	Tanger Inc.	2,736,234	90,788
	Broadstone Net Lease Inc.	4,716,406	89,376
	PotlatchDeltic Corp.	1,973,963	88,927
	Highwoods Properties Inc.	2,651,975	88,868
[1]	Medical Properties Trust Inc.	15,020,440	87,870
	COPT Defense Properties	2,818,273	85,478
	National Storage Affiliates Trust	1,710,716	82,456
	Apple Hospitality REIT Inc.	5,421,418	80,508
*	Cushman & Wakefield plc	5,735,312	78,172

		Shares	Market Value ($000)
*	Compass Inc. Class A	12,640,003	77,230
	Douglas Emmett Inc.	4,187,159	73,568
	LXP Industrial Trust	6,994,203	70,292
	Park Hotels & Resorts Inc.	4,965,180	70,009
	Urban Edge Properties	3,034,512	64,908
	Outfront Media Inc.	3,528,545	64,855
	Acadia Realty Trust	2,633,836	61,842
	DigitalBridge Group Inc.	4,343,522	61,374
	St. Joe Co.	1,021,815	59,582
*	Howard Hughes Holdings Inc.	753,521	58,345
	SITE Centers Corp.	919,361	55,621
	Sunstone Hotel Investors Inc.	5,083,257	52,459
	InvenTrust Properties Corp.	1,808,116	51,296
*	Equity Commonwealth	2,556,067	50,866
	Newmark Group Inc. Class A	3,163,333	49,127
	Global Net Lease Inc.	5,756,684	48,471
	Retail Opportunity Investments Corp.	3,035,301	47,745
	DiamondRock Hospitality Co.	4,935,807	43,090
*	GEO Group Inc.	3,325,277	42,730
	LTC Properties Inc.	1,090,267	40,002
	Pebblebrook Hotel Trust	3,020,764	39,965
	Getty Realty Corp.	1,222,503	38,888
	Elme Communities	2,206,275	38,808
	JBG SMITH Properties	2,168,629	37,908
	Xenia Hotels & Resorts Inc.	2,556,062	37,753
	Empire State Realty Trust Inc. Class A	3,289,752	36,450
*	Redfin Corp.	2,900,047	36,338
	Veris Residential Inc.	1,965,221	35,099
	Alexander & Baldwin Inc.	1,820,548	34,955
	RLJ Lodging Trust	3,691,898	33,892
	Uniti Group Inc.	5,818,798	32,818
	Piedmont Office Realty Trust Inc. Class A	3,108,522	31,396
	American Assets Trust Inc.	1,145,066	30,596
*	Apartment Investment & Management Co. Class A	3,372,445	30,487
*	Opendoor Technologies Inc.	14,985,588	29,971
	Kennedy-Wilson Holdings Inc.	2,583,075	28,543
[1]	eXp World Holdings Inc.	1,926,693	27,147
	Centerspace	383,551	27,029
	Marcus & Millichap Inc.	582,317	23,077
	Paramount Group Inc.	4,633,521	22,797
	Brandywine Realty Trust	4,112,096	22,370
	Service Properties Trust	4,158,236	18,962
	Hudson Pacific Properties Inc.	3,540,301	16,923
*	Forestar Group Inc.	444,327	14,383
	Saul Centers Inc.	302,592	12,697
	Alexander's Inc.	51,217	12,413
	RMR Group Inc. Class A	374,172	9,496
	Bridge Investment Group Holdings Inc. Class A	942,089	9,298
	Summit Hotel Properties Inc.	1,290,047	8,850
*,2	Spirit MTA REIT	529,410	48
			11,409,495
Technology (12.5%)
*	PTC Inc.	2,857,547	516,244
*	Manhattan Associates Inc.	1,533,238	431,423
	Entegris Inc.	3,779,720	425,332
*	Pure Storage Inc. Class A	7,734,498	388,581
*	Dynatrace Inc.	7,085,225	378,847
*	Guidewire Software Inc.	2,069,494	378,593
*	Nutanix Inc. Class A	6,266,406	371,285
*,1	MicroStrategy Inc. Class A	2,186,399	368,627
*	AppLovin Corp. Class A	2,788,682	364,062
*	Coherent Corp.	3,837,661	341,206
	Jabil Inc.	2,698,036	323,306
*	F5 Inc.	1,459,317	321,342
*	DocuSign Inc.	5,124,869	318,203
*	Toast Inc. Class A	10,386,059	294,029
*	CACI International Inc. Class A	558,460	281,777
	Leidos Holdings Inc.	1,686,769	274,943
*	EPAM Systems Inc.	1,354,015	269,490

		Shares	Market Value ($000)
*	Onto Innovation Inc.	1,236,271	256,600
*	Qorvo Inc.	2,374,882	245,325
*	Match Group Inc.	6,455,323	244,269
	Universal Display Corp.	1,128,590	236,891
*	Samsara Inc. Class A	4,906,484	236,100
*	Twilio Inc. Class A	3,618,242	235,982
*,1	Dayforce Inc.	3,759,579	230,274
	KBR Inc.	3,331,015	216,949
	Paycom Software Inc.	1,293,851	215,517
*	Fabrinet	904,955	213,968
	TD SYNNEX Corp.	1,604,980	192,726
*	Lattice Semiconductor Corp.	3,448,581	183,016
*	SPS Commerce Inc.	938,763	182,280
*	Smartsheet Inc. Class A	3,289,907	182,129
	Science Applications International Corp.	1,282,486	178,612
*	Arrow Electronics Inc.	1,325,479	176,063
*	Insight Enterprises Inc.	815,793	175,714
*	CommVault Systems Inc.	1,094,450	168,381
*	Elastic NV	2,186,133	167,808
*	Cirrus Logic Inc.	1,337,270	166,102
*	SentinelOne Inc. Class A	6,920,507	165,539
*	MACOM Technology Solutions Holdings Inc.	1,445,945	160,876
*	Novanta Inc.	898,702	160,796
*	Procore Technologies Inc.	2,587,836	159,721
*,1	Unity Software Inc.	6,952,793	157,272
*	Aspen Technology Inc.	633,345	151,255
*	Varonis Systems Inc.	2,667,719	150,726
*	Gitlab Inc. Class A	2,823,377	145,517
*	Dropbox Inc. Class A	5,640,729	143,444
*	Zeta Global Holdings Corp. Class A	4,539,891	135,425
*	Altair Engineering Inc. Class A	1,413,326	134,987
*	UiPath Inc. Class A	10,432,614	133,538
*	Kyndryl Holdings Inc.	5,787,909	133,006
*	Maplebear Inc.	3,263,802	132,967
*	Impinj Inc.	598,284	129,540
*	CCC Intelligent Solutions Holdings Inc.	11,705,448	129,345
*	Parsons Corp.	1,196,388	124,042
*	HashiCorp Inc. Class A	3,626,513	122,794
*	Appfolio Inc. Class A	518,372	122,025
	Avnet Inc.	2,206,059	119,811
*	Tenable Holdings Inc.	2,832,159	114,759
*	Q2 Holdings Inc.	1,433,646	114,362
	Dolby Laboratories Inc. Class A	1,493,984	114,335
*	Rambus Inc.	2,695,576	113,807
*	Box Inc. Class A	3,462,259	113,320
*	Qualys Inc.	875,304	112,442
*	Blackbaud Inc.	1,292,347	109,436
*	Credo Technology Group Holding Ltd.	3,532,513	108,801
*	Confluent Inc. Class A	5,320,367	108,429
	Advanced Energy Industries Inc.	942,693	99,209
*	IAC Inc.	1,809,090	97,365
*	Workiva Inc. Class A	1,221,737	96,664
	Dun & Bradstreet Holdings Inc.	8,291,256	95,432
*	DXC Technology Co.	4,525,229	93,899
*	Silicon Laboratories Inc.	808,083	93,390
*	Plexus Corp.	681,304	93,141
	Power Integrations Inc.	1,422,227	91,193
*	FormFactor Inc.	1,936,828	89,094
*	Sanmina Corp.	1,299,197	88,930
*	Semtech Corp.	1,882,640	85,961
	Pegasystems Inc.	1,175,521	85,919
*	Axcelis Technologies Inc.	816,274	85,586
	Amkor Technology Inc.	2,774,751	84,907
*	ZoomInfo Technologies Inc. Class A	7,768,798	80,174
*	SiTime Corp.	463,058	79,419
*	Envestnet Inc.	1,243,993	77,899
*	BlackLine Inc.	1,399,879	77,189
*	Synaptics Inc.	990,363	76,832
	Clear Secure Inc. Class A	2,307,862	76,483
*	Squarespace Inc. Class A	1,587,108	73,689

		Shares	Market Value ($000)
*	Allegro MicroSystems Inc.	3,153,507	73,477
*	Teradata Corp.	2,404,058	72,939
	Progress Software Corp.	1,070,054	72,090
	Concentrix Corp.	1,389,117	71,192
*	Diodes Inc.	1,100,975	70,562
*	nCino Inc.	2,167,775	68,480
*,1	C3.ai Inc. Class A	2,776,526	67,275
*	Perficient Inc.	879,307	66,370
*	JFrog Ltd.	2,210,026	64,179
*	Alarm.com Holdings Inc.	1,170,078	63,968
*	Rapid7 Inc.	1,568,559	62,570
*	Cargurus Inc. Class A	2,075,618	62,331
*	RingCentral Inc. Class A	1,945,478	61,536
*	Freshworks Inc. Class A	5,291,368	60,745
	Vishay Intertechnology Inc.	3,117,077	58,944
*	Intapp Inc.	1,216,435	58,182
*,1	Klaviyo Inc. Class A	1,633,527	57,794
*	DoubleVerify Holdings Inc.	3,401,430	57,280
*	Vertex Inc. Class A	1,470,561	56,631
*	DigitalOcean Holdings Inc.	1,381,114	55,783
*	Yelp Inc. Class A	1,589,024	55,743
*	Ambarella Inc.	976,058	55,055
*	Ziff Davis Inc.	1,118,464	54,424
*	Five9 Inc.	1,868,173	53,673
*	Rogers Corp.	464,868	52,535
*	NCR Voyix Corp.	3,644,173	49,451
*	IPG Photonics Corp.	663,186	49,288
*	Informatica Inc. Class A	1,946,943	49,219
*	Veeco Instruments Inc.	1,423,516	47,161
*	Braze Inc. Class A	1,456,149	47,092
*	Magnite Inc.	3,361,395	46,555
*	TTM Technologies Inc.	2,427,982	44,311
*	Reddit Inc. Class A	654,556	43,148
*	AvePoint Inc.	3,510,630	41,320
*	PagerDuty Inc.	2,156,811	40,009
*	LiveRamp Holdings Inc.	1,586,322	39,309
*	Verint Systems Inc.	1,547,047	39,187
*	Alkami Technology Inc.	1,240,681	39,131
	Benchmark Electronics Inc.	859,861	38,109
*,1	IonQ Inc.	4,293,066	37,521
*	NetScout Systems Inc.	1,698,381	36,940
*	Sprout Social Inc. Class A	1,200,714	34,905
	CSG Systems International Inc.	702,617	34,182
*	Appian Corp. Class A	980,054	33,459
*	Jamf Holding Corp.	1,919,830	33,309
	Adeia Inc.	2,593,542	30,889
*,1	Wolfspeed Inc.	3,180,316	30,849
*,1	Astera Labs Inc.	584,581	30,626
*	Zuora Inc. Class A	3,502,008	30,187
	Xerox Holdings Corp.	2,772,841	28,782
*	Paycor HCM Inc.	2,017,221	28,624
*	Schrodinger Inc.	1,515,407	28,111
*	MaxLinear Inc. Class A	1,892,850	27,409
*	E2open Parent Holdings Inc.	6,175,991	27,236
*	ScanSource Inc.	542,188	26,041
*	Asana Inc. Class A	2,145,024	24,861
*,1	Onestream Inc. Class A	706,287	23,943
*	Fastly Inc. Class A	3,114,121	23,574
	Shutterstock Inc.	621,527	21,983
*,1	Rubrik Inc. Class A	676,110	21,737
*	Sprinklr Inc. Class A	2,794,729	21,603
*	N-able Inc.	1,625,658	21,231
*	Xometry Inc. Class A	1,110,328	20,397
*	PROS Holdings Inc.	1,065,005	19,724
*	SEMrush Holdings Inc. Class A	1,233,394	19,377
*	Vimeo Inc.	3,528,666	17,820
*	Yext Inc.	2,529,631	17,505
	SolarWinds Corp.	1,274,071	16,627
*	Amplitude Inc. Class A	1,816,706	16,296
[1]	QXO Inc.	1,026,332	16,185

		Shares	Market Value ($000)
*	PubMatic Inc. Class A	1,033,326	15,366
*	Couchbase Inc.	945,824	15,247
*	Matterport Inc.	3,377,930	15,201
*	Bumble Inc. Class A	2,379,111	15,179
*	MediaAlpha Inc. Class A	823,206	14,908
*	Meridianlink Inc.	665,000	13,679
*	NerdWallet Inc. Class A	1,063,183	13,513
*	Olo Inc. Class A	2,622,224	13,006
*,1	Getty Images Holdings Inc.	3,086,624	11,760
*,1	Rumble Inc.	2,067,956	11,084
*,1	Trump Media & Technology Group Corp.	685,361	11,014
*,1	Ibotta Inc. Class A	176,761	10,890
*	Thoughtworks Holding Inc.	2,430,163	10,741
*	Nextdoor Holdings Inc.	4,004,714	9,932
*	Enfusion Inc. Class A	702,830	6,670
*	nLight Inc.	573,079	6,126
*	Planet Labs PBC	2,534,394	5,652
*	Definitive Healthcare Corp. Class A	1,172,660	5,242
*	BigCommerce Holdings Inc.	779,552	4,560
*	SecureWorks Corp. Class A	105,475	933
			18,976,372
Telecommunications (1.5%)
	Juniper Networks Inc.	8,243,978	321,350
*	Roku Inc.	3,187,918	238,010
*	Liberty Broadband Corp. Class C	2,914,291	225,246
*	Ciena Corp.	3,597,401	221,564
*	Frontier Communications Parent Inc.	6,232,221	221,431
*	Lumen Technologies Inc.	25,452,918	180,716
*	Lumentum Holdings Inc.	1,616,827	102,474
[1]	InterDigital Inc.	628,871	89,067
	Cogent Communications Holdings Inc.	1,103,357	83,767
	Iridium Communications Inc.	2,665,283	81,158
*	EchoStar Corp. Class A	2,984,379	74,072
*	Calix Inc.	1,398,202	54,236
	Telephone & Data Systems Inc.	2,252,278	52,365
*	Viavi Solutions Inc.	5,546,107	50,026
*,1	AST SpaceMobile Inc. Class A	1,613,855	42,202
	Cable One Inc.	112,697	39,420
*,1	Infinera Corp.	5,319,375	35,906
*	Viasat Inc.	2,839,596	33,905
*	Liberty Broadband Corp. Class A	411,586	31,618
*	Globalstar Inc.	19,052,111	23,625
*	Extreme Networks Inc.	1,551,962	23,326
*	United States Cellular Corp.	398,587	21,783
	Shenandoah Telecommunications Co.	1,299,659	18,338
*,1	Altice USA Inc. Class A	5,542,224	13,634
*	Gogo Inc.	714,555	5,130
			2,284,369
Utilities (3.5%)
	Atmos Energy Corp.	3,887,238	539,199
	NRG Energy Inc.	5,166,507	470,669
	AES Corp.	17,795,817	356,984
*	Clean Harbors Inc.	1,216,058	293,933
	Pinnacle West Capital Corp.	2,844,754	252,017
	Essential Utilities Inc.	6,167,394	237,876
*	Talen Energy Corp.	1,276,720	227,563
	OGE Energy Corp.	5,030,011	206,331
	NiSource Inc.	5,617,149	194,634
	Evergy Inc.	2,733,235	169,488
*	Casella Waste Systems Inc. Class A	1,543,115	153,524
*	Stericycle Inc.	2,324,332	141,784
	National Fuel Gas Co.	2,286,968	138,613
	IDACORP Inc.	1,333,151	137,435
	UGI Corp.	5,373,354	134,441
	Portland General Electric Co.	2,580,263	123,595
	New Jersey Resources Corp.	2,481,714	117,137
	Southwest Gas Holdings Inc.	1,523,795	112,395
	Ormat Technologies Inc.	1,437,013	110,564
	Black Hills Corp.	1,745,756	106,701

			Shares	Market Value ($000)
		ONE Gas Inc.	1,417,616	105,499
		TXNM Energy Inc.	2,257,195	98,797
*		Sunrun Inc.	5,314,627	95,982
		ALLETE Inc.	1,445,491	92,786
		Spire Inc.	1,373,045	92,392
		Northwestern Energy Group Inc.	1,533,963	87,773
		MGE Energy Inc.	904,966	82,759
		California Water Service Group	1,471,250	79,771
		American States Water Co.	936,693	78,017
		Avista Corp.	1,968,589	76,283
		Clearway Energy Inc. Class C	2,072,452	63,583
*		Hawaiian Electric Industries Inc.	4,119,796	39,880
		Northwest Natural Holding Co.	953,321	38,915
*,1		Sunnova Energy International Inc.	2,817,075	27,438
		Clearway Energy Inc. Class A	865,919	24,653
*,1		NuScale Power Corp. Class A	1,899,462	21,996
*		Enviri Corp.	1,004,148	10,383
		Excelerate Energy Inc. Class A	408,217	8,985
*,1		Net Power Inc.	733,824	5,144
				5,355,919
Total Common Stocks (Cost $105,105,665)				151,398,392
Rights (0.0%)
*		Seaport Entertainment Group Inc. Exp. 10/10/24 (Cost $—)	25,734	76
		Coupon
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[3,4]	Vanguard Market Liquidity Fund (Cost $2,169,243)	5.014%	21,707,043	2,170,704
Total Investments (101.2%) (Cost $107,274,908)				153,569,172
Other Assets and Liabilities—Net (-1.2%)				(1,832,528)
Net Assets (100%)				151,736,644
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,602,824,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,743,849,000 was received for securities on loan, of which $1,741,948,000 is held in Vanguard Market Liquidity Fund and $1,901,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	1,127	126,743	1,706
E-mini S&P Mid-Cap 400 Index	December 2024	820	258,185	4,942
				6,648

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/31/25	GSI	7,280	(4.873)	487	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At September 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $487,000 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	151,398,344	—	48	151,398,392
Rights	76	—	—	76
Temporary Cash Investments	2,170,704	—	—	2,170,704
Total	153,569,124	—	48	153,569,172

Derivative Financial Instruments
Assets
Futures Contracts[1]	6,648	—	—	6,648
Swap Contracts	—	487	—	487
Total	6,648	487	—	7,135
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.